Share-Based Compensation - Summary of Stock Option Activity (Details) - 2022 Equity Incentive Plan	9 Months Ended
Sep. 30, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Granted | shares	4,299,373
Stock Options, Forfeited | shares	(49,200)
Stock Options Outstanding, Ending Balance | shares	4,250,173
Weighted-Average Exercise Price, Granted | $ / shares	$ 3.8
Weighted-Average Exercise Price, Forfeited | $ / shares	3.53
Weighted-Average Exercise Price Outstanding, Ending Balance | $ / shares	$ 3.81
Weighted-Average Remaining Contractual Term (Years)	9 years 6 months